19. BONDS PAYABLE AND PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2017
Bonds Payable And Promissory Notes Tables
Summary of bonds payable and promissory notes
a)	Bonds payable and promissory notes, current as of December 31, 2017

										Maturities
Debtor entity Tax ID No.	Name of debtor entity	Country of the debtor company	Tax ID No. of creditor entity	Name of creditor entity	Country of creditor company	Type of currency or adjustment unit	Type of amortization	Effective rate	Nominal rate	Up to 90 days ThCh$	90 days to 1 year ThCh$	Total ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.78%	3.50%	6,770,141	6,699,548	13,469,689
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	2.29%	2.50%	9,152,339	—	9,152,339
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.53%	3.30%	289,152	—	289,152
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco Bice	Chile	U.F.	Semiannual	2.75%	2.40%	233,548	—	233,548
Total										16,445,180	6,699,548	23,144,728

b)	Bonds payable and promissory notes, non-current as of December 31, 2017

										Maturities
Debtor entity Tax ID No.	Name of debtor entity	Country of the debtor company	Tax ID No. of creditor entity	Name of creditor entity	Country of creditor company	Type of currency or adjustment unit	Type of amortization	Effective rate	Nominal rate	1 to 2 years ThCh$	2 to 3 years ThCh$	3 to 4 years ThCh$	4 to 5 years ThCh$	Over 5 years ThCh$	Total ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.78%	3.50%	—	—	—	—	—	—
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	2.29%	2.50%	8,932,710	8,932,720	—	—	—	17,865,430
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.53%	3.30%	—	—	—	—	26,798,140	26,798,140
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco Bice	Chile	U.F.	Semiannual	2.75%	2.40%	—	—	—	—	53,596,280	53,596,280
Total										8,932,710	8,932,720	—	—	80,394,420	98,259,850

c)	Bonds payable and promissory notes, current as of December 31, 2016

										Maturities
Debtor entity Tax ID No.	Name of debtor entity	Country of the debtor company	Tax ID No. of creditor entity	Name of creditor entity	Country of creditor company	Type of currency or adjustment unit	Type of amortization	Effective rate	Nominal rate	Up to 90 days ThCh$	90 days to 1 year ThCh$	Total ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.78%	3.50%	6,725,836	6,586,992	13,312,828
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	2.29%	2.50%	215,940		215,940
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.53%	3.30%	284,295		284,295
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco Bice	Chile	U.F.	Semiannual	2.75%	2.40%	229,625		229,625
Total										7,455,696	6,586,992	14,042,688

d)	Bonds payable and promissory notes, non-current as of December 31, 2016

										Maturities
Debtor entity Tax ID No.	Name of debtor entity	Country of the debtor company	Tax ID No. of creditor entity	Name of creditor entity	Country of creditor company	Type of currency or adjustment unit	Type of amortization	Effective rate	Nominal rate	1 to 2 years ThCh$	2 to 3 years ThCh$	3 to 4 years ThCh$	4 to 5 years ThCh$	Over 5 years ThCh$	Total ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.78%	3.50%	13,174,001	—	—	—	—	13,174,001
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	2.29%	2.50%	—	8,782,657	8,782,656	8,782,666	—	26,347,979
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.53%	3.30%	—	—	—	—	26,347,980	26,347,980
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco Bice	Chile	U.F.	Semiannual	2.75%	2.40%	—	—	—	—	52,695,960	52,695,960
Total										13,174,001	8,782,657	8,782,656	8,782,666	79,043,940	118,565,920